UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5639

Pacholder High Yield Fund, Inc

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Ste. 555, Cincinnati, OH 45236

(Address of principal executive offices) (Zip code)

William J. Morgan

8044 Montgomery Road, Ste. 555

Cincinnati, OH 45236

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-985-3200

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
CORPORATE DEBT SECURITIES — 142.5%
AEROSPACE — 5.0%
American Airlines, Inc., Pass Thru Cert, 9.71%, 1/2/07	$383	$356,103	0.3%
American Airlines, Inc., Pass Thru Cert, 7.8%, 10/1/06	1,000	915,557	0.8
American Airlines, Inc., Sec’d 7.25%, 2/5/09	500	479,375	0.4
Continental Airlines, Inc., Pass Thru Cert, 7.568%, 12/1/06	100	79,610	0.1
Continental Airlines, Inc., Bank Debt, 2.9375%, 12/31/06[8]	364	312,727	0.3
Continental Airlines, Inc., Sec’d, 10.45%, 12/6/07	750	759,375	0.6
Northwest Airlines Corp., Pass Thru Cert, 8.304%, 9/1/10	545	449,065	0.4
Northwest Airlines Corp., Pass Thru Cert, 7.626%, 4/1/10	1,852	1,553,226	1.3
Wyle Laboratories, Inc., 1st Lien Bank Debt, 5.5%, 2/4/11	500	508,750	0.4
Wyle Laboratories, Inc., 2nd Lien Bank Debt, 9.25%, 8/4/11	500	511,250	0.4

		5,925,038	5.0
CHEMICALS — 12.8%
American Rock Salt Co., Sec’d Nt, 9.5%, 3/15/14	400	412,000	0.4
BCP Caylux Holdings, Sr Sub Nt, 9.625%, 6/15/14[2]	132	150,480	0.1
Braskem, Nt, 11.75%, 1/22/14[2]	350	392,000	0.3
Cosan SA Industria, Sr Nt, 9%, 11/1/09[2]	300	289,500	0.2
Crompton Corp., Sr Nt, 9.875%, 8/1/12	750	858,750	0.7
Crompton Corp., FRN, Sr Nt, 8.71% 8/1/10	300	334,500	0.3
Crystal US Holdings/US Sub, Sr Disc Nt, 10.5%, 10/1/14[2,7]	325	227,500	0.2
Equistar Chemicals, Sr Nt, 10.625%, 5/1/11	1,000	1,122,500	0.9
Huntsman Advanced Materials, Nt, 11%, 7/15/10[2]	200	229,500	0.2
Innophos, Inc., Sr Sub Nt, 8.875%, 8/15/14[2]	800	840,000	0.7

Description	Par (000)	Value	Percent of Net Assets*
CHEMICALS (continued)
Johnsondiversey, Inc., Disc Nt, 10.48%, 5/15/13[7]	$2,000	$1,720,000	1.4%
Koppers Industry, Inc., Sec’d Nt, 9.875%, 10/15/13	175	195,125	0.2
Lyondell Chemical Co., Co Guar, 10.5%, 6/1/13	1,000	1,150,000	1.0
OM Group, Sr Sub Nt, 9.25%, 12/15/11	700	721,000	0.6
Polyone Corp., Sr Nt, 8.875%, 5/1/12[6]	500	535,000	0.5
Polyone Corp., Sr Nt, 10.625%, 5/15/10[6]	1,700	1,887,000	1.6
Rhodia SA, Sr Nt, 10.25%, 6/1/10	1,000	1,090,000	0.9
Terra Capital, Inc., Sr Nt, 12.875%, 10/15/08	1,025	1,214,625	1.0
Terra Capital, Inc., Sr Nt, 11.5%, 6/1/10	956	1,099,400	0.9
United Agri Products, Sr Disc Nt, 10.74%, 7/15/12[7]	1,000	795,000	0.7

		15,263,880	12.8
CONSUMER PRODUCTS — 5.6%
Ames True Temper Inc., Nt, 6.64%, 1/15/12	1,000	940,000	0.8
General Nutrition Center, Sr Sub Nt, 8.5%, 12/1/10	125	106,250	0.1
General Nutrition Center, Sr Nt, 8.625, 1/15/11[2]	250	235,000	0.2
Gregg Appliances Inc., Sr Nt, 9.0%, 2/1/13[2]	1,325	1,258,750	1.1
Home Products International, Inc., Sr Sub Nt, 9.625%, 5/15/08	932	848,120	0.7
Leiner Health Products, Sr Sub Nt, 11%, 6/1/12	500	537,500	0.4
Levi Straus and Co., FRN, Sr Nt, 7.73%, 4/1/12[2]	500	491,250	0.4
Levi Straus and Co., Sr Nt, 12.25%, 12/15/12	750	817,500	0.7
Solo Cup Company, Sr Sub Nt, 8.5%, 2/15/14[6]	900	900,000	0.8
Westpoint Stevens, Inc., Bank Debt, 9.25%, 11/30/04[4,8]	658	513,192	0.4
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,4]	1,000	2,500	0.0

		6,650,062	5.6

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
ENERGY — 3.5%
Bluewater Finance, Ltd., Sr Nt, 10.25%, 2/15/12	$350	$379,750	0.3%
El Paso Corp., Sr Nt, 7.875%, 6/15/12[6]	1,250	1,243,750	1.0
Petrobas Int’l Finance, Nt, 7.75%, 9/15/14	1,000	980,000	0.8
Secunda Int’l, Ltd., FRN, Sec’d, 10.66%, 9/1/12	500	501,250	0.4
Seitel, Inc., Sr Nt, 11.75%, 7/15/11	500	562,500	0.5
Transmontaigne, Inc., Sr Sub Nt, 9.125%, 6/1/10	500	530,000	0.5

		4,197,250	3.5
FINANCE — 4.4%
Advanta Capital Trust, Co Guar, 8.99%, 12/17/26	1,560	1,517,100	1.3
Crum & Forster Holding, Inc., Sr Nt, 10.375%, 6/15/13	500	560,000	0.5
General Motors Acceptance Corp., Nt, 7.75%, 1/19/10	1,000	960,496	0.8
Providian Capital I, Bank Guar, 9.525%, 2/1/27[2]	1,250	1,318,750	1.1
Refco Finance Holdings, Sr Sub Nt, 9.0%, 8/1/12[2]	800	848,000	0.7

		5,204,346	4.4
FOOD & DRUG — 1.2%
Petro Shopping Center, Sec’d Nt, 9%, 2/15/12	400	412,000	0.3
Southern States Coop, Inc., Sr Nt, 10.5%, 10/15/10[2]	1,000	1,037,500	0.9

		1,449,500	1.2
FOOD & TOBACCO — 10.3%
American Seafood Group LLC, Sr Disc Nt, 11.5%, 11/1/11[2,7]	275	192,500	0.2
Apple South, Inc., Sr Nt, 9.75%, 6/1/06[1,4]	1,500	285,000	0.2
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09[1,4]	500	0	0.0
Burns Philp Cap Pty/US, Sr Sub Nt, 10.75%, 2/15/11	500	555,000	0.5
Gold Kist, Inc., Sr Nt, 10.25%, 3/15/14	487	555,180	0.5
Golden State Foods, Sr Sub Nt, 9.24%, 1/10/12[8]	1,250	1,215,625	1.0
Land O Lakes, Inc., Sr Nt, 8.75%, 11/15/11[6]	1,000	997,500	0.8

Description	Par (000)	Value	Percent of Net Assets*
FOOD & TOBACCO (continued)
Landry’s Restaurants, Inc., Sr Nt, 7.5%, 12/15/14[2]	$500	$485,000	0.4%
National Beef Packaging, Sr Nt, 10.5%, 8/1/11	750	765,000	0.6
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,750	1,750,000	1.5
North Atlantic Trading, Sr Nt, 9.25%, 3/112[6]	800	600,000	0.5
Premium Standard Farms, Sr Nt, 9.25%, 6/15/11	1,985	2,128,913	1.8
Sbarro, Inc., Sr Nt, 11%, 9/15/09[6]	1,800	1,737,000	1.5
Swift and Co., Sr Sub Nt, 12.5%, 1/1/10	250	281,875	0.2
Uno Restaurant, Sr Nt, 10.0%, 2/15/11[2]	750	750,000	0.6

		12,298,593	10.3
FOREST PRODUCTS & CONTAINERS — 9.0%
Abitibi-Consolidated Inc., Sr Notes 8.375%, 4/1/15	1,400	1,361,500	1.1
Anchor Glass Container, Sr Sec’d Nt, 11%, 2/15/13	500	451,250	0.4
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,410	1,402,950	1.2
Buckeye Technologies, Inc., Sr Sub Nt, 8%, 10/15/10	465	460,350	0.4
Consolidated Container, Sr Disc Nt, 10.75%, 6/15/09[7]	600	519,000	0.4
Constar International, FRN, Nt, 6.15%, 2/15/12[2]	250	250,000	0.2
Constar International, Sr Sub Nt, 11%, 12/1/12[6]	1,200	1,200,000	1.0
Crown Cork & Seal, Sr Sec’d Nt, 10.875%, 3/1/13	500	580,000	0.5
Fibermark, Inc., Sr Nt, 10.75%, 4/15/11[1,4]	720	525,600	0.4
Fraser Papers Inc, Sr Nt, 8.75%, 3/15/15[2]	1,000	940,000	0.8
Portola Packaging Inc., Sr Nt, 8.25%, 2/1/12[6]	2,000	1,500,000	1.3
Tembec Industries, Sr Nt, 8.5%, 2/1/11	775	734,313	0.6
Vitro Envases Norteamerica, Sec’d Nt, 10.75%, 7/23/11[2]	850	867,000	0.7

		10,791,963	9.0

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
GAMING & LEISURE — 1.9%
Bally Total Fitness Holding Corp., Sr Sub Nt, 9.875%, 10/15/07[6]	$430	$363,350	0.3%
Bally Total Fitness Holding Corp., Sr Nt, 10.5%, 7/15/11	1,200	1,182,000	1.0
Pinnacle Entertainment, Sr Sub Nt, 8.25%, 3/15/12	200	200,000	0.2
Wynn Las Vegas LLC, Mtg, 6.625%, 12/1/14[2]	500	475,000	0.4

		2,220,350	1.9
HEALTH CARE — 12.1%
Ameripath, Inc., Sr Sub Nt, 10.5%, 4/1/13	1,000	995,000	0.8
Amr Holdco/Emcare Holdco, Sr Sub Nt, 10.0%, 2/15/15[2]	800	832,000	0.7
Athena Neuro/Elan, Co Guar, 7.25%, 02/21/08[6]	1,750	1,465,625	1.2
CDRV Investors, Inc., Sr Disc Nt, 9.75%, 1/1/15[2,7]	600	361,500	0.3
Encore Medical IHC, Inc., Sr Sub Nt, 9.75%, 10/1/12[2]	605	589,875	0.5
Healthsouth Corp., Sr Nt, 8.375%, 10/1/11	1,000	985,000	0.8
Healthsouth Corp., Nt, 7.625%, 6/1/12	600	576,000	0.5
Insight Health Services, Sr Sub Nt, 9.875%, 11/1/11[6]	1,317	1,290,660	1.1
Medcath Holdings Corp., Sr Nt, 9.875%, 7/15/12	1,000	1,075,000	0.9
Psychiatric Solutions, Sr Sub Nt, 10.625%, 6/15/13	333	369,630	0.3
Res-Care, Inc., Co Guar, 10.625%, 11/15/08	540	583,200	0.5
Tenet Healthcare Corp., Sr Nt, 9.25%, 2/1/15[2]	1,000	997,500	0.8
Tenet Healthcare Corp., Sr Nt, 9.875%, 7/1/14	1,000	1,040,000	0.9
US Oncology Inc, FRN, Sr Nt, 8.62%, 3/15/15[2]	1,500	1,413,750	1.2
Vanguard Health Holdings II, Sr Sub Nt, 9%, 10/1/14	1,400	1,473,500	1.2
Vanguard Health Holdings I, Sr Disc Nt, 10.43%, 10/1/15[7]	750	500,625	0.4

		14,548,865	12.1

Description	Par (000)	Value	Percent of Net Assets*
HOUSING — 5.1%
Fedders NA, Sr Nt, 9.875%, 3/1/14	$1,250	$937,500	0.8%
Great Lakes Dredge & Dock, Sr Sub Nt, 7.75%, 12/15/13	1,830	1,518,900	1.3
Interface, Inc., Sr Sub Nt, 9.5%, 2/1/14[6]	1,100	1,157,750	1.0
RMCC Acquisition Co., Sr Sub Notes, 9.50%, 11/1/12[2]	2,450	2,401,000	2.0

		6,015,150	5.1
INFORMATION TECHNOLOGY — 5.1%
Activant Solutions, Sr Nt, 9.0%, 4/1/10[2]	400	408,000	0.3
Activant Solutions, Sr Nt, 10.5%, 6/15/11	200	213,000	0.2
Advanced Micro Devices, Sr Nt, 7.75%, 11/1/12[2]	500	491,250	0.4
Amkor Technology, Inc., Sr Nt, 7.125%, 5/15/11[6]	1,300	1,095,250	0.9
Danka Business Systems, Sr Nt, 11%, 6/15/10	875	840,000	0.7
Smart Modular Tech, FRN, Sr Nt, 8.35%, 4/1/12[2]	1,500	1,485,000	1.2
Stratus Technologies, Inc., Sr Nt, 10.375%, 12/1/08	500	495,000	0.4
Viasystems, Sr Sub Nt, 10.5%, 1/15/11	1,150	1,138,500	1.0

		6,166,000	5.1
MANUFACTURING — 4.9%
Columbus McKinnon, Sec’d Nt, 10%, 8/1/10	175	190,312	0.2
Day International Group, Inc., Sub Nt, 9.5%, 3/15/08	1,700	1,721,250	1.4
Interline Brands, Inc., Sr Sub Nt, 11.5%, 5/15/11	324	369,360	0.3
Invensys PLC, Sr Nt, 9.875%, 3/15/11[2]	1,000	1,017,500	0.9
Milacron Escrow Corp., Sec’d Nt, 11.5%, 5/15/11	1,750	1,907,500	1.6
Precision Partners, Inc., Sr Sub Nt, 12%, 2/1/07[3,9]	410	410,114	0.3
Thermadyne Holdings Corp., Sr Sub Nt, 9.25%, 2/1/14	200	192,000	0.2

		5,808,036	4.9

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
MEDIA & TELECOM: BROADCASTING — 0.7%
LBI Media, Inc., Sr Disc Nt, 11%, 10/15/13[7]	$ 875	$643,125	0.5%
Nexstar Fin Hldg LLC, Inc., Sr Disc Nt, 11.36%, 4/1/13[7]	250	196,250	0.2

		839,375	0.7
MEDIA & TELECOM: CABLE — 8.1%
Adelphia Communications, Corp., Sr Nt, 9.375%, 11/15/09[1,4,6]	1,500	1,335,000	1.1
Adelphia Communications, Corp., Sr Nt, 8.125%, 7/15/03[1,4]	750	626,250	0.5
Adelphia Communications, Corp., Sr Nt, 6%, 2/15/06[1,4]	125	8,750	0.0
Charter Communications Holdings LLC, Sr Nt, 10%, 4/1/09	2,000	1,620,000	1.4
Charter Communications Holdings LLC, Sr Nt, 11.125%, 1/15/11	200	161,500	0.1
Insight Communications, Inc., Sr Disc Nt, 12.52%, 2/15/11[7]	1,000	995,000	0.8
Insight Midwest, Sr Nt, 10.5%, 11/1/10	1,050	1,123,500	0.9
Mediacom LLC/Capital Corp., Sr Nt, 9.50%, 1/15/13[6]	1,800	1,795,500	1.5
Panamsat Corp., Sr Nt, 9%, 8/15/14	1,000	1,055,000	0.9
Panamsat Corp., Sr Disc Nt, 10.5%, 11/1/14[2,7]	1,000	650,000	0.6
Zeus Special Sub Ltd., Disc Nt, 9.25%, 2/1/15[2,7]	600	379,500	0.3

		9,750,000	8.1
MEDIA & TELECOM: FIXED COMMUNICATIONS — 8.9%
Alaska Comm Sys Hldgs, Inc., Co Guar, 9.875%, 8/15/11	610	643,550	0.5
Cincinnati Bell Telephone, Sr Sub Nt, 8.375%, 1/15/14[6]	1,150	1,132,750	1.0
Fisher Communications, Inc, Sr Nt, 8.625%, 9/15/14	300	321,000	0.3
Global Crossing UK Fin, Co Guar, 10.75%, 12/15/14[2]	850	784,125	0.7
Intelsat Bermuda Ltd., Sr Nt, 8.25%, 1/15/13[2]	500	505,000	0.4
MCI Communications, Sr Nt, 6.688%, 5/1/09	1,000	1,040,000	0.9
Mastec, Inc., Sr Sub Nt, 7.75%, 2/1/08[6]	780	756,600	0.6
Ntelos, Inc., 2nd Lien Bank Debt, 7.62%, 2/24/11	500	506,875	0.4

Description	Par (000)	Value	Percent of Net Assets*
MEDIA & TELECOM: FIXED COMMUNICATIONS (continued)
Primus Telecomm Group, Bank Debt, 11%, 2/18/11	$ 1,000	$ 980,000	0.8%
Primus Telecomm Group, Sr Nt, 8%, 1/15/14[6]	1,000	720,000	0.6
Qwest Communications, FRN, Sr Nt, 6.29%, 2/15/09[2]	1,001	1,008,508	0.8
Qwest Services Corp., Sr Nt, 7.875%, 9/1/11[2]	100	103,000	0.1
Time Warner Communications, Sr Nt, 9.25%, 2/15/14[2]	750	720,000	0.6
Time Warner Communications, Sr Nt, 9.75%, 7/15/08	1,000	975,000	0.8
Time Warner Communications, Sr Nt, 9.25%, 2/15/14	500	480,000	0.4

		10,676,408	8.9
MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 7.5%
ACC Escrow Corp., Sr Nt, 10%, 8/1/11[6]	1,000	920,000	0.8
Centennial Cellular, Sr Nt, 10.125%, 6/15/13	1,070	1,182,350	1.0
Dobson Cellular Systems, FRN, Sec’d, 7.49%, 11/1/11[2]	500	512,500	0.4
Dobson Cellular Systems, Sec’d, 9.875%, 11/1/12[2]	1,000	1,020,000	0.9
Horizon PCS, Inc., Sr Nt, 11.375%, 7/15/12[2]	350	397,250	0.3
IWO Escrow Co., Sr Disc Nt, 10.75%, 1/15/15[2,7]	150	96,000	0.1
IWO Escrow Co., FRN, Sec’d, 6.32%, 1/15/12[2]	150	153,000	0.1
Metropcs, Inc., Sr Nt, 10.75%, 10/1/11	500	510,000	0.4
Rural Cellular Corp., Sr Sub Nt, 9.625%, 5/15/08[6]	1,300	1,241,500	1.0
SBA Communications Corp., Sr Nt, 8.5%, 12/1/12[2]	500	517,500	0.4
SBA Communications Corp., Sr Disc Nt, 9.75%, 12/15/11[7]	500	431,250	0.4
TSI Telecommunications, Inc., Sr Sub Nt, 12.75%, 2/1/09	158	176,170	0.1
US Unwired, Inc., Sr Sec’d Nt, 10%, 6/15/12	450	498,375	0.4
Ubiquitel Operating Corp., Sr Nt, 9.875%, 3/1/11	750	826,875	0.7
Ubiquitel Operating Corp., Sr Nt, Add-on, 9.875%, 3/1/11[2]	500	551,250	0.5

		9,034,020	7.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
MEDIA & TELECOM: DIVERSIFIED — 7.6%
IMAX Corp., Sr Nt, 9.625%, 12/1/10	$ 2,100	$ 2,247,000	1.9%
LCE Acquisition Corp., Sr Sub Nt, 9%, 8/1/14[2]	400	398,000	0.3
Mail-Well I Corp., Sr Sub Nt, 7.875%, 12/1/13	2,000	1,785,000	1.5
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,730	1,591,600	1.3
Six Flags, Inc., Sr Nt, 9.625%, 6/1/14	1,000	922,500	0.8
Six Flags, Inc., Sr Nt, 8.875%, 2/1/10[6]	500	470,000	0.4
Six Flags, Inc., Sr Nt, 9.75%, 4/15/13	400	373,000	0.3
True Temper Sports, Inc., Sr Sub Nt, 8.375%, 9/15/11	500	465,000	0.4
Universal City Development, Sr Nt, 11.75%, 4/1/10	750	855,000	0.7

		9,107,100	7.6
METALS & MINERALS — 3.0%
AK Steel Corp., Co Guar, 7.875%, 2/15/09	1,000	980,000	0.8
Neenah Corp., Sr Sub Nt, 11%, 9/30/10[2]	200	222,000	0.2
Novelis Inc., Sr. Notes, 7.25%, 2/15/15[2]	500	490,000	0.4
Ryerson Tull, Inc., Sr Nt, 9.125%, 7/15/06	750	772,500	0.7
Wolverine Tube, Sr Nt, 7.375%, 8/1/08	675	651,375	0.5
Wolverine Tube, Sr Nt, 10.5%, 4/1/09	500	527,500	0.4

		3,643,375	3.0
RETAIL — 3.1%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10	1,000	1,095,000	0.9
Broder Bros. Co., Sr Nt, Add-on 11.25%, 10/15/10[2]	500	547,500	0.5
Rent-Way, Inc., Nt, 11.875%, 6/15/10	750	830,625	0.7
Riddell Bell Holdings, Sr Sub Nt, 8.375%, 10/1/12[2]	300	307,500	0.3
Tom’s Foods, Inc., Sr Nt, 10.5%, 11/1/04[1,4,9]	1,000	890,000	0.7

		3,670,625	3.1
SERVICES — 3.6%
Allied Waste NA, Co Guar, 9.25%, 9/1/12	300	321,000	0.3
Eagle-Picher, Inc., Sr Nt, 9.75%, 9/1/13[1,4,6]	900	576,000	0.5

Description	Par (000)	Value	Percent of Net Assets*
SERVICES (continued)
IMCO Recycling Escrow, Sr Nt, 9%, 11/15/14[2]	$ 100	$ 105,000	0.1%
Knowledge Learning Center, Sr Sub Nt, 7.75%, 2/1/15[2]	500	482,500	0.4
Nationsrent, Inc., Sr Sec’d Nt, 9.5%, 10/15/10	300	321,000	0.3
Neff Corp., Co Guar, 10.25%, 6/1/08	200	176,000	0.1
Neff Corp., Co Guar, 10.25%, 6/1/08	1,050	924,000	0.8
Sac Holdings, Sr Nt, 8.5%, 3/15/14	1,323	1,283,165	1.1

		4,188,665	3.6
TRANSPORTATION — 11.9%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07	1,584	1,552,320	1.3
American Commercial Lines, Sr Nt, 9.50%, 2/15/15[2]	500	516,250	0.4
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08	1,050	924,000	0.8
Asbury Automotive Group, Sr Sub Nt, 8%, 3/15/14	350	339,500	0.3
Asbury Automotive, Co Guar, 9%, 6/15/12	500	510,000	0.4
Autocam Corp., Sr Sub Nt, 10.875%, 6/15/14	975	848,250	0.7
CP Ships, Ltd., Sr Sub Nt, 10.375%, 7/15/12	500	571,250	0.5
Delco Remy International, Inc., Sr Sub Nt, 9.375%, 04/15/12	200	168,000	0.1
Delco Remy International, Inc., Sr Sub Nt, 11%, 5/1/09[6]	1,800	1,656,000	1.4
Dura Operating Corp., Co Guar, 9%, 5/1/09[6]	250	197,500	0.2
Dura Operating Corp., Co Guar, 8.625%, 4/15/12[6]	1,250	1,153,125	1.0
H-Lines Finance Holding, Sr Disc Nt, 11%, 4/1/13[2,7]	750	585,000	0.5
Laidlaw International, Inc., Sr Nt, 10.75%, 6/15/11	500	566,250	0.5
Newcor, Inc., Sr Sub Nt, 6.0%, 1/31/13	1,500	1,035,000	0.9
Quality Distribution, Co Guar, 9%, 11/15/10	500	490,000	0.4
Sea Containers, Sr Nt, 10.5%, 5/15/12	750	810,938	0.7
TFM SA DE CV, Co Guar, 11.75%, 6/15/09	400	400,000	0.3
TFM SA DE CV, Sr Nt, 12.5%, 6/15/12	1,100	1,254,000	1.0

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
TRANSPORTATION (continued)
Titan Petrolchemicals, Co Guar, 8.50%, 3/18/12[2]	$ 250	$ 233,750	0.2%
Ultrapetrol (Bahamas) Ltd., 1st Mtg, 9%, 11/24/14[2]	450	418,500	0.3

		14,229,633	11.9
UTILITIES — 7.2%
Calpine Corp., Sr Nt, 8.5%, 5/1/08	1,500	1,065,000	0.9
Calpine Corp., Sr Nt, 8.625%, 8/15/10[6]	750	523,125	0.4
Calpine Generating Co., 2nd FRN, Sec’d Nt, 8.44%, 4/1/10	500	487,500	0.4
Calpine Generating Co., 3rd FRN, Sec’d Nt, 11.17%, 4/1/11	1,000	955,000	0.8
Edison Mission, Inc., Sr Nt, 9.875%, 4/15/11	2,000	2,310,000	1.9
Midwest Generation LLC, Sec’d Nt, 8.75%, 5/1/34	500	557,500	0.5
Mirant Americas, Sr Nt, 7.40%, 7/15/04[1,2,4]	600	468,000	0.4
Mirant Americas, Sr Nt, 8.3%, 5/1/11[1,4]	250	278,750	0.2
Mirant Americas Generation LLC, Sr Nt, 8.5%, 10/1/21[1,4]	1,000	1,057,500	0.9
Dynegy/NGC Corp., Debentures, 7.125%, 5/15/18	1,250	981,250	0.8

		8,683,625	7.2
Total Corporate Debt Securities
(amortized cost $169,913,339)		170,361,859	142.5

CORPORATE CONVERTIBLE DEBT SECURITIES — 0.2%
PACKAGING — 0.2%
Indesco International, Inc., Conv, Sr Sub Nt, 10%, 3/15/08[3,8,9]	291	290,529	0.2

		290,529	0.2
Total Convertible Corporate Debt Securities
(amortized cost $290,529)		290,529	0.2

Total Debt Securities
(amortized cost $170,203,868)		170,652,388	142.7

Description	Shares/Par (000)	Value	Percent of Net Assets
Preferred Stocks — 4.8%
Glasstech, Inc., Series C, Pfd[1,3,9]	5	$ 0	0.0%
HLI Operating Co., Inc., Series A, Pfd, 8%, 12/31/49	74	3,330	0.0
Kaiser Group Holdings, Inc., Pfd, 7%, 12/31/07[6]	21,670	1,148,510	1.0
McLeod USA, Inc., Conv Pfd, 2.5%, 4/18/12	7,655	7,655	0.0
Oglebay Norton Company, Series A, Conv Pfd, 14.8%, 12/31/49	189,370	3,399,192	2.8
Rural Cellular Corp., Pfd, 11.375% PIK, 5/15/10[1,4]	1,000	890,000	0.7
Spanish Broadcasting Systems, Pfd, 10.75%, 10/15/13	282	310,200	0.3
XO Communications, Inc., Pfd, 13.5% PIK, 6/1/10[1,4]	1,580	16	0.0

Total Preferred Stocks
(cost $6,940,683)		5,758,902	4.8

Common Stocks — 5.3%
Abovenet, Inc., Common Stock[1]	1,702	56,166	0.1
Cincinnati Bell, Inc., Common Stock[1,6]	16,370	69,573	0.1
Davel Communications, Inc., Common Stock[1]	523,104	7,585	0.0
Frank’s Nursery, Common Stock[1]	11,252	20,816	0.0
Glasstech, Inc., Class C, Common Stock[1,3,9]	5	0	0.0
Global Crossing Holding Ltd., Common Stock[1]	5,158	80,155	0.1
Indesco International, Inc., Common Stock[1,3,8,9]	60,345	72,414	0.1
Kaiser Group Holdings, Inc., Common Stock[1]	58,011	1,653,314	1.4
Leucadia National Corp., Common Stock[1]	7,801	267,964	0.2
Lexington Coal Company, Common Stock[1]	25,311	7,593	0.0
Mattress Discounters, Common Stock[1,3,9]	8,329	8,329	0.0
McLeod USA, Inc., Common Stock[1]	375	68	0.0
Oglebay Norton Company, Common Stock[1]	33,000	523,050	0.4
Precision Partners, Inc., Common Stock[1,3,8,9]	1,367	293,905	0.2
RCN Corp., Common Stock[1]	71,601	1,424,860	1.2
Simonds Industries, Inc., Common Stock[1,3,8,9]	8,236	280,024	0.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Shares/Par (000)	Value	Percent of Net Assets
Common Stocks (continued)
Telewest PLC, Common Stock[1]	85,210	$ 1,515,886	1.3%
WHX Corp., Common Stock[1]	8	6	0.0
XO Communications, Inc., Common Stock[1,6]	1,524	3,780	0.0

Total Common Stocks
(cost $18,362,258)		6,285,487	5.3

Warrants — 0.0%
Abovenet, Inc., Warrants, 8/9/08[1,3,9]	584	5,840	0.0
Abovenet, Inc., Warrants, 8/9/10[1,3,9]	687	4,122	0.0
McLeod USA, Inc., Warrants[1]	16,963	305	0.0
XO Communications, Series A, Warrants[1]	3,047	1,066	0.0
XO Communications, Series B, Warrants[1]	2,285	571	0.0
XO Communications, Series C, Warrants[1]	2,285	388	0.0

Total Warrants
(cost $578,475)		12,293	0.0

Total Equity Investments
(cost $25,881,416)		12,056,682	10.1

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 23.8%
ING Belgium SA NV — Time Deposit 2.9%, dated 3/31/05, matures 4/1/05 maturity value $810,848	811	810,783	0.7
Lehman Brothers, Inc. — Repurchase Agreements[5] 3.055%, dated 3/31/05, matures 4/1/05 repurchase price $25,002,122	25,000	25,000,000	20.9
Corporate Asset Funding Co., Inc. — Commercial Paper 2.84%, dated 3/31/05, matures 4/1/05 maturity value $1,300,000	1,300	1,299,897	1.1
Intesa Funding LLC — Commercial Paper 2.84%, dated 3/31/05, matures 4/1/05 maturity value $1,300,000	1,300	1,299,897	1.1

Total Investments of Cash Collateral for Securities Loaned
(cost $28,410,577)		28,410,577	23.8

TOTAL INVESTMENTS
(cost $224,495,861)		$211,119,648	176.6

Description	Value	Percent of Net Assets
Payable Upon Return of Securities Loaned	$(28,410,577)	(23.8)%
Payable to Advisor	(630,054)	(0.5)
Payable to Administrator	(16,159)	0.0
Accounting Fees Payable	(4,102)	0.0
Custody Fees Payable	(3,253)	0.0
Other Assets in Excess of Other Liabilities	3,519,736	2.9

Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.	(66,000,000)	(55.2)

Net Assets Applicable to Common Stockholders	$119,575,239	100.0

Net Asset Value Per Common Share ($119,575,239/12,899,861)	$9.27

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $33,446,738.
[3]	Board valued security. These securities amounted to $1,074,748.
[4]	Security in default.
[5]	Fully collateralized by non-investment grade corporate bonds with a fair market value of $26,216,123.
[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $26,876,233.
[7]	Step-up bond. Interest rate is effective rate.
[8]	Restricted security.
[9]	Security deemed to be illiquid.
PIK	Payment in kind.
FRN	Floating Rate Note. Rate shown is rate in effect at March 31, 2005.

See accompanying Notes to Financial Statements.

Item 2. Controls and Procedures.

(a) The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the Fund’s internal controls over financial reporting.

Item 3. Exhibits.

(a) Certifications of President and Treasurer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

/s/ William J. Morgan William J. Morgan	May 27, 2005 Date
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William J. Morgan William J. Morgan	May 27, 2005 Date
President

James E. Gibson James E. Gibson	May 27, 2005 Date
Treasurer